Financial Instruments and Financial Risk Management - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Netting of collateral				$ 5,500,000		$ 0
Long term debt				$ 6,850,700,000		$ 8,957,100,000
Other comprehensive income (loss)	$ (334,100,000)	$ 379,900,000
Unrealized gain on net investment hedge	60,000,000	(80,200,000)
Unrealized gains (losses) on risk management contracts	(85,300,000)	80,800,000
Interest rate risk
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fixed rate debt, percent			76.00%	76.00%	59.00%	59.00%
Weather related instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Unrealized gains (losses) on risk management contracts	(1,900,000)	(1,000,000)
Net investment hedge
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long term debt			$ 300.0		$ 1,494.0
Hedge net investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Other comprehensive income (loss)	$ 60,000,000	$ (80,200,000)